SUMMARY OF COMMON STOCK EQUIVALENTS EXCLUDED FROM CALCULATION OF DILUTIVE LOSS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	7,828,879	8,898,114	8,745,915	225,871
Stock Options Employee And Non Employee [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	202,650	139,160	112,685	147,619
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	7,626,229	8,758,954	8,633,229	78,252